Taxes on income - Income tax expense (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes on income
Current tax expense	€ 2,275,672	€ 201,953	€ 1,883,669
Adjustments in respect of current income tax of previous year	86,252	156,800	275,895
Deferred income tax charge / (benefit)	(943,789)	382,812	(1,781,454)
Income tax expense	€ 1,418,134	741,564	€ 378,110
Income tax expense		€ 741,565
Average effective tax rate	64.66%	5.88%	10.07%
VIA optronics AG
Taxes on income
Statutory corporate income tax rate	15.00%	15.00%
Corporate income tax rate	32.17%	32.17%
Total corporate tax rate	15.82%
Solidarity surcharge rate	5.50%
Municipal trade tax rate	16.35%
VIA optronics GmbH
Taxes on income
Statutory corporate income tax rate	15.00%
Total corporate tax rate	32.17%	31.90%	31.80%
Solidarity surcharge rate	5.50%
Municipal trade tax rate	16.35%	16.10%	16.00%
VIA LLC (USA)
Taxes on income
Corporate income tax rate	23.75%	26.50%	27.00%
VIA Suzhou (China)
Taxes on income
Corporate income tax rate	25.00%	25.00%	25.00%
VTS (Japan)
Taxes on income
Corporate income tax rate	34.10%	34.10%	33.90%
VIA Taiwan
Taxes on income
Corporate income tax rate	20.00%	20.00%